Share-Based Payments - Data Related to All Portfolio Performance Shares Activity (Details) - Portfolio Performance Shares [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 131	$ 118	$ 60
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 94	$ 93	$ 102
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 8 months 12 days	1 year 9 months 18 days	1 year 8 months 12 days